Inventory consists of the following: (Tables)	12 Months Ended
Dec. 31, 2021
Inventory consists of the following:
Schedule of inventory

	December 31,	December 31,
	2020	2021
Raw materials	579,842	1,008,348
Work in process	2,995	3,915
Finished Goods	381,387	826,011
Merchandise	121,978	220,931
Less: write-downs	(4,649)	(2,853)
Total	1,081,553	2,056,352